Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed consolidated cash flow statement
Interest received	£ 12,638	£ 9,696	£ 10,007
Interest paid	2,357	1,668	2,414
Cash outflow for leases	170	195	220
Payments of principal amount, lease liabilities	£ 145	£ 164	£ 179